Note 14 - Retirement and Pension Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan, Cost Recognized	$ 984,000	$ 1,152,000	$ 1,328,000
Defined Benefit Plan Contributions By Employer Percentage Minimum	2.00%
Defined Benefit Plan Contributions By Employer, Maximum	15.00%
Defined Benefit Plan Contributions By Employer Percentage, Current	2.00%